Principles of consolidation (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 497,826	$ 1	$ 743,817	$ 1,086,163	$ 698,618
Financial investments	18,062	8,260	19,202
Trade accounts receivables	223,740	9,137	231,174
Other assets	75,486	275	81,119
Total current assets	1,220,146	17,674	1,472,809
Non-current assets
Deferred income tax		1,320
Recoverable income tax	4,914	126	4,223
Other assets	134,474	299	98,584
Property, plant and equipment	2,295,275	29,216	2,087,730
Intangible assets	1,016,927	9,382	1,056,771	$ 2,392,388
Total non-current assets	3,671,636	40,342	3,432,027
Total assets	4,891,782	58,016	4,904,836
Current liabilities
Trade payables	413,856	1,014	411,818
Dividends payable	7,922	8,745	11,441
Salaries and payroll charges	79,078	35	76,031
Tax liabilities	40,610	7,917	65,063
Other liabilities	25,136	788	41,317
Total current liabilities	898,764	18,499	989,282
Non-current liabilities
Provisions	43,897	311	36,828
Deferred income tax	199,499	4,658	208,583
Other liabilities	50,528	2,093	23,354
Total non-current liabilities	2,282,764	7,062	2,271,274
Total liabilities	3,181,528	25,561	3,260,556
Shareholders’ equity
Attributable to NEXA’s shareholders	$ 1,442,245	$ 32,456	$ 1,386,273